SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($) Vessel Agreement Segment Subsidiary Customer Charter $ / shares		Dec. 31, 2017 USD ($) Customer Charter $ / shares	Dec. 31, 2016 USD ($) Customer $ / shares	Dec. 31, 2015 USD ($)
Cash and Cash Equivalents [Abstract]
Original maturities of deposits classified as cash and cash equivalents		3 months
Accounts Receivable [Abstract]
Allowance for doubtful balances		$ 354		$ 150
Vessels, Net [Abstract]
Estimate useful life of vessel		25 years
Market rates for the initial period		2 years
Historical and average spot market rate		15 years
Salvage value of the vessel		$ 8,000		4,000
Drydock [Abstract]
Period when vessels are required to be drydocked, minimum		30 months
Period when vessels are required to be drydocked, maximum		60 months
Deferred Compensation Liability [Abstract]
Number of individual deferred compensation agreements | Agreement		1
Segment Information [Abstract]
Number of segments | Segment		1
Number of types of vessel | Vessel		1
Income Tax Contingency [Line Items]
Income tax rate		0.00%
Income tax expense		$ 79		83	$ 102
Concentration of Risk [Abstract]
Accounts receivable, net		22,100		21,700
Recent Accounting Pronouncements [Abstract]
Accumulated deficit		$ (308,803)		$ (209,425)
Basic (loss)/earnings per share (in dollars per share) | $ / shares		$ (0.67)		$ (1.97)	$ (0.05)
ASSETS [Abstract]
Total Current Assets		$ 112,945		$ 126,987
Voyages in Progress		15,075		15,308
Prepaid Expenses		3,830		3,376
Total Non-Current Assets		958,166		1,014,076
Total Assets		1,071,111		1,141,063
EQUITY AND LIABILITIES [Abstract]
Total Shareholders' Equity		602,031		711,064	$ 871,049	$ 880,721
Total Current Liabilities		36,290		25,330
Accrued Voyage Expenses		5,063		10,873
Total Non-Current Liabilities		432,790		404,669
Total Liabilities and Shareholders' Equity		1,071,111		1,141,063
Effect on the Condensed Consolidated Statement of Operations [Abstract]
Voyage Revenues		289,016		297,141	357,451
Voyage Expenses		(165,012)		(142,465)	(125,987)
Net Operating Loss		(38,616)		(175,690)	53,341
Net Loss		(95,306)	[1]	(204,969)	(4,456)
Total Comprehensive Loss		(95,438)		(205,119)	(4,521)
Effect on the Condensed Cash Flow Statement [Abstract]
Net Loss		(95,306)	[1]	(204,969)	(4,456)
Voyages in Progress		(5,059)		20,303	1,743
Prepaid Expenses and Other Current Assets		1,837		(904)	415
Accounts Payable and Accrued Liabilities		(7,112)		1,072	668
Net Cash (Used In)/Provided by Operating Activities		(16,103)		$ 31,741	$ 127,786
Adjustments [Member]
ASSETS [Abstract]
Total Current Assets		6,991
Voyages in Progress		8,111
Prepaid Expenses		(1,120)
Total Non-Current Assets		0
Total Assets		6,991
EQUITY AND LIABILITIES [Abstract]
Total Shareholders' Equity		6,265
Total Current Liabilities		726
Accrued Voyage Expenses		726
Total Non-Current Liabilities		0
Total Liabilities and Shareholders' Equity		6,991
Effect on the Condensed Consolidated Statement of Operations [Abstract]
Voyage Revenues		2,819
Voyage Expenses		(627)
Net Operating Loss		2,193
Net Loss	[1]	2,193
Total Comprehensive Loss		2,193
Effect on the Condensed Cash Flow Statement [Abstract]
Net Loss	[1]	2,193
Voyages in Progress		(2,819)
Prepaid Expenses and Other Current Assets		503
Accounts Payable and Accrued Liabilities		124
Net Cash (Used In)/Provided by Operating Activities		0
Amounts Before ASC 606 Adoption [Member]
ASSETS [Abstract]
Total Current Assets		119,936
Voyages in Progress		23,186
Prepaid Expenses		2,710
Total Non-Current Assets		958,166
Total Assets		1,078,102
EQUITY AND LIABILITIES [Abstract]
Total Shareholders' Equity		608,296
Total Current Liabilities		37,016
Accrued Voyage Expenses		5,789
Total Non-Current Liabilities		432,790
Total Liabilities and Shareholders' Equity		1,078,102
Effect on the Condensed Consolidated Statement of Operations [Abstract]
Voyage Revenues		291,835
Voyage Expenses		(165,639)
Net Operating Loss		(36,423)
Net Loss	[1]	(93,113)
Total Comprehensive Loss		(93,245)
Effect on the Condensed Cash Flow Statement [Abstract]
Net Loss	[1]	(93,113)
Voyages in Progress		(7,879)
Prepaid Expenses and Other Current Assets		2,340
Accounts Payable and Accrued Liabilities		(6,988)
Net Cash (Used In)/Provided by Operating Activities		$ (16,103)
Ballast Tank [Member]
Drydock [Abstract]
Improvements amortized over a period		8 years
Norwegian Tax Administration [Member]
Income Tax Contingency [Line Items]
Number of wholly owned subsidiaries | Subsidiary		2
Income tax rate		23.00%		24.00%	25.00%
Income tax expense		$ 79		$ 83	$ 102
Accounts Receivable [Member]
Concentration of Risk [Abstract]
Concentration of credit risk percentage		49.00%		25.00%
Number of charterers accounted for outstanding amount | Charter		3		2
Accounts Receivable [Member] | Customer One [Member]
Concentration of Risk [Abstract]
Concentration of credit risk percentage		24.00%		11.00%
Accounts Receivable [Member] | Customer Two [Member]
Concentration of Risk [Abstract]
Concentration of credit risk percentage		13.00%		14.00%
Accounts Receivable [Member] | Customer Three [Member]
Concentration of Risk [Abstract]
Concentration of credit risk percentage		12.00%
Revenues [Member]
Concentration of Risk [Abstract]
Number of customers accounted for spot charter revenues | Customer		1		1	1
Concentration of credit risk percentage		10.50%		12.00%	32.00%
ASC 606 [Member]
Recent Accounting Pronouncements [Abstract]
Reduction of voyages in progress				$ 5,300
Recognition of capitalized fulfillment cost				600
Accumulated deficit				(4,100)
Assets recognized		$ 1,100
Basic (loss)/earnings per share (in dollars per share) | $ / shares		$ (0.02)
EQUITY AND LIABILITIES [Abstract]
Total Shareholders' Equity				$ 706,992
ASC 606 [Member] | Maximum [Member]
Recent Accounting Pronouncements [Abstract]
Term of voyage contracts		1 year

[1]	Basic Loss per Share is impacted by $(0.02) from implementation of ASC 606 Revenue from Contracts with Customers.